Stock Plans and Share-Based Payments (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 130	$ 102	$ 456	$ 388
Unrecognized compensation cost	$ 949
Amortized over weighted average remaining requisite service period	2 years 2 months 12 days		2 years 3 months 19 days
Equity Compensation Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 1,179
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	230
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	112	97	$ 316	163
Unrecognized compensation cost	103
Amortized over weighted average remaining requisite service period			6 months
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	120	94	$ 426	363
Selling, General and Administrative Expenses [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	100	97
Research and Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	10	$ 8	$ 30	$ 25
Stock option modification expense	12
Unrecognized compensation cost	2
Research and Development Expenses [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 12